GOODWILL (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020	Jun. 27, 2019	Jun. 27, 2018
Disclosure Text Block Supplement [Abstract]
Goodwill	$ 557,896	$ 557,896	$ 557,896	$ 25,742,899	$ 25,742,899
Goodwill, Impairment Loss	$ 25,185,003	$ 0	$ 25,185,003
Share Price (in Dollars per share)			$ 0.06